Significant Accounting Policies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 14, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Unrecognized tax benefits		$ 0	$ 0
Concentration of Credit Risk
Federal depository insurance coverage		$ 250,000	250,000
Offering Costs
Offering Costs			833,589
Deferred underwriting commission			$ 10,850,000
Class A
Loss Per Share
Ordinary shares subject to possible redemption, shares issued		29,191,301	29,510,755
Outstanding warrants to purchase Class A Shares		23,700,000	23,700,000
Class B
Loss Per Share
Shares subject to forfeiture				1,125,000
IPO
Offering Costs
Offering Costs	$ 833,589		$ 833,589
Underwriting discounts	6,200,000		6,200,000
Deferred underwriting commission	$ 10,850,000		$ 10,850,000